Retirement Benefit Plans	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Retirement Benefit Plans
23.	RETIREMENT BENEFIT PLANS

a.	Defined contribution plan s

1)
The pension plan under the R.O.C. Labor Pension Act (“LPA”) for the Group’s R.O.C. resident employees is a government-managed defined contribution plan. Based on the LPA, the Company and its subsidiaries in Taiwan makes monthly contributions to employees’ individual pension accounts at 6% of their monthly salaries.

2)	The subsidiaries located in China, U.S.A., Malaysia, Korea, Singapore and Mexico also make contributions at various ranges according to relevant local regulations.

b.	Defined benefit plans

1)
The Company and its subsidiaries in Taiwan joined the defined benefit pension plan under the R.O.C. Labor Standards Law operated by the government. Pension benefits are calculated on the basis of the length of service and average monthly salaries of the last six months before retirement. The Company and its subsidiaries in Taiwan make contributions based on a certain percentage of their domestic employees’ monthly salaries to a pension fund administered by the pension fund monitoring committee. Before the end of each year, the Company and its subsidiaries in Taiwan assess the balance in the pension fund. If the amount of the balance in the pension fund is inadequate to pay retirement benefits for employees who conform to retirement requirements in the next year, the Company and its subsidiaries in Taiwan are required to fund the difference in one appropriation that should be made by the end of March in the next year. Pension contributions are deposited in the Bank of Taiwan in the committee’s name and are managed by the Bureau of Labor Funds, Ministry of Labor (“the Bureau”); the Company and its subsidiaries in Taiwan have no right to influence the investment policy and strategy.

2)
ASE Japan has a pension plan under which eligible employees with more than a year of service are entitled to receive pension benefits based on their length of service and salaries at the time of termination of employment. ASE Korea has a pension plan under which eligible employees and directors with more than one year of service are entitled to receive a lump-sum payment upon termination of their service with ASE Korea, based on their length of service and salaries at the time of termination. ASE Korea makes contributions based on a certain percentage of employees’ salaries to an external financial institution in the names of employees and were administered by the management. USIPL’s pension plan stipulates that employees, who meet retirement criteria and terminate their employments due to retirement, are entitled to receive a pension of a month salary at the time of retirement; ASTEELFLASH GERMANY GmbH’s, ASTEELFLASH HERSFELD GmbH’s and ASTEELFLASH BONN GmbH ’s pension plans stipulate that employees with more than ten years of service are entitled to receive a lump-sum payment based on their length of service and the salaries of the most recent ten years at the time of termination of employment. FINANCIERE AFG’s, ASTEELFLASH GROUP’s, ASTEELFLASH TECHNOLOGIE’s and ASTEELFLASH FRANCE’s pension plans stipulate that employees with more than two years of service are entitled to receive a lump-sum payment based on their length of service and the salaries of the most recent twelve months at the time of termination of employment.

3)
ASE, SPIL, ASE Test, Inc. and ASE Electronics Inc. maintain pension plans for executive managers. Pension costs under the plans were NT$11,137 thousand, NT$11,567 thousand and NT$11,184 thousand (US$398 thousand) for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, accrued pension liabilities for executive managers were NT$335,109 thousand and NT346,015 thousand (US$12,322 thousand), respectively.

4)	The amounts included in the consolidated balance sheets arising from the Group’s obligation in respect of its defined benefit plans excluding those for executive managers were as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Present value of the defined benefit obligation	$10,668,574	$12,159,145	$433,018
Fair value of the plan assets	(5,742,178)	(5,962,305)	(212,333)
Present value of unfunded defined benefit obligation	4,926,396	6,196,840	220,685
Recorded under other payables	(19,014)	(102,367)	(3,646)
Recorded under other non-current assets	11,910	26,306	937

Net defined benefit liability	$4,919,292	$6,120,779	$217,976
Movements in net defined benefit liability (asset) were as follows:

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Balance at January 1, 2018	$7,910,638	$(4,341,373)	$3,569,265

Service cost
Current service cost	224,126	-	224,126
Net interest expense (income)	178,779	(122,709)	56,070
Recognized in profit or loss	402,905	(122,709)	280,196

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(16,589)	(16,589)
Actuarial (gain) loss
Changes in financial assumptions	(8,643)	-	(8,643)
Experience adjustments	302,499	-	302,499
Changes in demographic assumptions	8,190	-	8,190
Changes in other assumptions	22,723	-	22,723
Recognized in other comprehensive income	324,769	(16,589)	308,180

Contributions from the employer	-	(364,237)	(364,237)
Benefits paid from
the pension fund	(541,989)	541,989	-
the Group	(295,953)	-	(295,953)
Business combinations	2,522,805	(1,210,524)	1,312,281
Exchange differences on foreign plans	(26,036)	21,320	(4,716)

Balance at December 31, 2018	10,297,139	(5,492,123)	4,805,016

Service cost
Current service cost	211,226	-	211,226
Net interest expense (income)	151,635	(97,387)	54,248
Recognized in profit or loss	362,861	(97,387)	265,474

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(104,516)	(104,516)
Actuarial (gain) loss
Changes in financial assumptions	398,732	-	398,732
Experience adjustments	70,374	-	70,374
Changes in demographic assumptions	(2,329)	-	(2,329)
Recognized in other comprehensive income	466,777	(104,516)	362,261
	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	NT$	NT$	NT$

Contributions from the employer	$-	$(514,617)	$(514,617)
Benefits paid from
the pension fund	(393,897)	393,897	-
the Group	(21,439)	-	(21,439)
Business combinations	62,857	(28,380)	34,477
Exchange differences on foreign plans	(105,724)	100,948	(4,776)

Balance at December 31, 2019	$10,668,574	$(5,742,178)	$4,926,396

Service cost
Current service cost	193,693	-	193,693
Past service cost and gain on settlements	(25,891)	-	(25,891)
Net interest expense (income)	119,314	(81,114)	38,200
Recognized in profit or loss	287,116	(81,114)	206,002
Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(109,616)	(109,616)
Actuarial (gain) loss
Changes in financial assumptions	465,433	-	465,433
Experience adjustments	281,661	-	281,661
Changes in demographic assumptions	(36,627)	-	(36,627)
Recognized in other comprehensive income	710,467	(109,616)	600,851

Contributions from the employer	-	(620,433)	(620,433)
Benefits paid from
the pension fund	(552,430)	603,137	50,707
the Group	(14,520)	-	(14,520)
Assets extinguished on settlement	-	11,910	11,910
Business combinations	1,018,480	-	1,018,480
Exchange differences on foreign plans	41,458	(24,011)	17,447

Balance at December 31, 2020	$12,159,145	$(5,962,305)	$6,196,840
	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2020	$379,935	$(204,493)	$175,442

Service cost
Current service cost	6,898	-	6,898

	Present Value of the Defined Benefit Obligation	Fair Value of the Plan Assets	Net Defined Benefit Liability (Asset)
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Past service cost and gain on settlements	$(922)	$-	$(922)
Net interest expense (income)	4,249	(2,889)	1,360
Recognized in profit or loss	10,225	(2,889)	7,336

Remeasurement
Return on plan assets (excluding amounts included in net interest)	-	(3,904)	(3,904)
Actuarial (gain) loss
Changes in financial assumptions	16,575	-	16,575
Experience adjustments	10,031	-	10,031
Changes in demographic assumptions	(1,304)	-	(1,304)
Recognized in other comprehensive income	25,302	(3,904)	21,398

Contributions from the employer	-	(22,095)	(22,095)
Benefits paid from
the pension fund	(19,673)	21,479	1,806
the Group	(517)	-	(517)
Assets extinguished on settlement	-	424	424
Business combinations	36,270	-	36,270
Exchange differences on foreign plans	1,476	(855)	621

Balance at December 31, 2020	$433,018	$(212,333)	$220,685
5)	The fair value of the plan assets by major categories at each balance sheet date was as follows:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Cash	$2,396,657	$2,236,340	$79,642
Equity instruments	2,315,637	2,459,708	87,596
Debt instruments	1,029,884	1,092,115	38,893
Others	-	174,142	6,202

Total	$5,742,178	$5,962,305	$212,333

6)	Through the defined benefit plans under the Labor Standards Law of the R.O.C., the Group in Taiwan are exposed to the following risks:

a)	Investment risk

The plan assets are invested in equity and debt securities, bank deposits, etc. The investment is conducted at the discretion of the Bureau or under the mandated management. However, in accordance with relevant regulations, the return generated by plan assets should not be below the interest rate for a 2-year time deposit with local banks.

b)	Interest risk

A decrease in the government bond interest rate will increase the present value of the defined benefit obligation; however, this will be partially offset by an increase in the return on the plan’s debt investments.

c)	Salary risk

The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the present value of the defined benefit obligation.

7)
The management of ASE Korea is responsible for the administration of the fund and determination of the investment strategies according to related local regulations. ASE Korea is responsible for the shortfall between the fund and the defined benefit obligation. The plan assets are invested in the certificates of deposits.

8)
The present value of the defined benefit obligation and the related current service cost and past service cost were measured using the Projected Unit Credit Method. Except the pension plans for executive managers, the key assumptions used for the actuarial valuations were as follow:

	December 31
	2019	2020

Discount rates (%)	0.08-2.85	0.00-2.77
Expected rates of salary increase (%)	1.00-4.01	1.00-4.06
The sensitivity analysis below has been determined based on reasonably possible changes of the respective assumptions occurring at each balance sheet date, while holding all other assumptions constant.

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Discount Rate
0.5% higher	$(555,266)	$(617,803)	$(22,002)
0.5% lower	$601,616	$600,451	$21,384
Expected rates of salary increase
0.5% higher	$591,915	$611,217	$21,767
0.5% lower	$(545,528)	$(565,555)	$(20,141)

The sensitivity analysis presented above may not be representative of the actual change in the defined benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

9)	Maturit y analysis of undiscounted pension benefit

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

No later than 1 year	$422,067	$498,092	$17,738
Later than 1 year but not later than 5 years	2,081,540	2,553,522	90,937
Later than 5 years	12,216,422	12,325,576	438,945

	$14,720,029	$15,377,190	$547,620

The Group expected to make contributions of NT$533,777 thousand and NT$513,781 thousand (US$18,297 thousand) to the defined benefit plans in the next year starting from January 1, 2020 and 2021, respectively.

As of December 31, 2019 and 2020, the average duration of the defined benefit obligation excluding those for executive managers of the Group was 10 to 14 years and 9 to 16 years, respectively.